Land use right net (Details 2) - ZHEJIANG TIANLAN ¥ in Thousands	Dec. 31, 2023 CNY (¥)
2025	¥ 180
2024	180
2026	180
2027	180
2028	180
Thereafter	3,799
Total	¥ 4,699